7. INCOME TAXES (March 2018 Note) (Details Narrative)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%
Federal statutory rate	21.00%	35.00%	35.00%